Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Loans outstanding at beginning of year	$ 9,683	$ 12,955